Income Tax Reconciliation (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of net loss for financial statement reporting purposes to the net loss for federal income purposes

The following table reconciles the net loss for financial statement reporting purposes to the net income for federal income purposes for the year ended December 31, 2013:

For the Year Ended
December 31, 2013
Net loss per consolidated financial statements	$(868,157)
Net income from non-includable U.S. entities	(28,478)
Income attributable to non-controlling interest	5,696
Organizational costs	14,500
SQN Echo LLC	(32,603)
Unearned interest income	82,024

Net income for federal income tax purposes	$(827,018)